Revenue and Expenses	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue and Expenses

Note 21: Revenue and Expenses
Revenue
Our revenue includes net interest income on financial instruments and noninterest income. Table 21.1 presents our revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 20 (Operating Segments).
Table 21.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2023
Net interest income (2)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income:
Deposit-related fees	2,702	998	976	22	(4)	—	4,694
Lending-related fees (2)	117	531	790	8	—	—	1,446
Investment advisory and other asset-based fees (3)	—	74	150	8,446	—	—	8,670
Commissions and brokerage services fees	—	—	317	2,058	—	—	2,375
Investment banking fees	(6)	61	1,738	—	(144)	—	1,649
Card fees:
Card interchange and network revenue (4)	3,540	223	60	4	2	—	3,829
Other card fees (2)	427	—	—	—	—	—	427
Total card fees	3,967	223	60	4	2	—	4,256
Mortgage banking (2)	512	—	329	(12)	—	—	829
Net gains (losses) from trading activities (2)	—	(10)	4,553	162	94	—	4,799
Net gains (losses) from debt securities (2)	—	25	—	—	(15)	—	10
Net losses from equity securities (2)	—	(58)	(4)	(2)	(377)	—	(441)
Lease income (2)	—	644	57	—	536	—	1,237
Other (2)	442	927	727	39	339	(1,776)	698
Total noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	$37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
Year ended December 31, 2022
Net interest income (2)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income:
Deposit-related fees	3,093	1,131	1,068	24	—	—	5,316
Lending-related fees (2)	129	491	769	8	—	—	1,397
Investment advisory and other asset-based fees (3)	—	42	107	8,847	8	—	9,004
Commissions and brokerage services fees	—	—	311	1,931	—	—	2,242
Investment banking fees	(3)	60	1,492	—	(110)	—	1,439
Card fees:
Card interchange and network revenue (4)	3,590	224	60	4	—	—	3,878
Other card fees (2)	477	—	—	—	—	—	477
Total card fees	4,067	224	60	4	—	—	4,355
Mortgage banking (2)	1,100	—	296	(12)	(1)	—	1,383
Net gains (losses) from trading activities (2)	—	(6)	1,886	58	178	—	2,116
Net gains from debt securities (2)	—	5	—	—	146	—	151
Net gains (losses) from equity securities (2)	(5)	64	(5)	(2)	(858)	—	(806)
Lease income (2)	—	710	15	—	544	—	1,269
Other (2)(5)	385	910	510	37	1,285	(1,575)	1,552
Total noninterest income	8,766	3,631	6,509	10,895	1,192	(1,575)	29,418
Total revenue	$35,810	10,920	15,242	14,822	(415)	(2,011)	74,368

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(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income:
Deposit-related fees	3,045	1,285	1,112	28	5	—	5,475
Lending-related fees (2)	145	532	761	8	(1)	—	1,445
Investment advisory and other asset-based fees (3)	—	10	52	9,574	1,375	—	11,011
Commissions and brokerage services fees	—	—	290	2,010	(1)	—	2,299
Investment banking fees	(11)	53	2,405	1	(94)	—	2,354
Card fees:
Card interchange and network revenue (4)	3,426	196	45	4	—	—	3,671
Other card fees (2)	504	—	—	—	—	—	504
Total card fees	3,930	196	45	4	—	—	4,175
Mortgage banking (2)	4,490	—	480	(12)	(2)	—	4,956
Net gains (losses) from trading activities (2)	—	—	272	21	(9)	—	284
Net gains from debt securities (2)	—	44	—	—	509	—	553
Net gains (losses) from equity securities (2)	(2)	132	289	79	5,929	—	6,427
Lease income (2)	—	682	33	—	281	—	996
Other (2)(5)	473	655	690	63	2,718	(1,187)	3,412
Total noninterest income	12,070	3,589	6,429	11,776	10,710	(1,187)	43,387
Total revenue	$34,877	8,549	13,839	14,346	9,169	(1,614)	79,166
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenue types are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $904 million, $989 million, and $1.2 billion for the years ended December 31, 2023, 2022 and 2021, respectively.
(4)The cost of credit card rewards and rebates of $2.6 billion, $2.2 billion and $1.6 billion for the years ended December 31, 2023, 2022 and 2021, respectively, are presented net against the related revenue.
(5)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
We provide services to customers which have related performance obligations that we complete to recognize revenue. Our revenue is generally recognized either immediately upon the completion of our service or over time as we perform services. Any services performed over time generally require that we render services each period and therefore we measure our progress in completing these services based upon the passage of time.
DEPOSIT-RELATED FEES are earned in connection with depository accounts for commercial and consumer customers and include fees for account charges, overdraft services, cash network fees, wire transfer and other remittance fees, and safe deposit box fees. Account charges include fees for periodic account maintenance activities and event-driven services such as stop payment fees. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Our obligation for overdraft services is satisfied at the time of the overdraft. Cash network fees are earned for processing ATM transactions, and our obligation is completed upon settlement of ATM transactions. Wire transfer and other remittance fees consist of fees earned for providing funds transfer services and issuing cashier’s checks and money orders. Our obligation is satisfied at the time of the performance of the funds transfer service or upon issuance of the cashier’s check or money order. Safe deposit box fees are generally recognized over time as we provide the services.

INVESTMENT ADVISORY AND OTHER ASSET-BASED FEES are earned for providing brokerage advisory, asset management and trust services. These fees were impacted by the sales of our Corporate Trust Services business and Wells Fargo Asset Management, which closed in fourth quarter 2021.
Fees from advisory account relationships with brokerage customers are charged based on a percentage of the market value of the client’s assets. Services and obligations related to providing investment advice, active management of client assets, and assistance with selecting and engaging a third-party advisory manager are generally satisfied over a month or quarter. Trailing commissions are earned for selling shares to investors and our obligation is satisfied at the time shares are sold. However, these fees are received and recognized over time during the period the customer owns the shares and we remain the broker of record. The amount of trailing commissions is variable based on the length of time the customer holds the shares and on changes in the value of the underlying assets.
Asset management services include managing and administering assets, including mutual funds, and institutional separate accounts. Fees for these services are generally determined based on a tiered scale relative to the market value of assets under management (AUM). In addition to AUM, we have client assets under administration (AUA) that earn various administrative fees which are generally based on the extent of the services provided to administer the account. Services with AUM and AUA-based fees are generally satisfied over time.
Trust services include acting as a trustee or agent for personal trust and agency assets. Obligations for trust services are generally satisfied over time; however, obligations for activities that are transitional in nature are satisfied at the time of the transaction.

COMMISSIONS AND BROKERAGE SERVICES FEES are earned for providing brokerage services.
Commissions from transactional accounts with brokerage customers are earned for executing transactions at the client’s direction. Our obligation is generally satisfied upon the execution of the transaction and the fees are based on the size and number of transactions executed.
Fees earned from other brokerage services include securities clearance, omnibus and networking fees received from mutual fund companies in return for providing record keeping and other administrative services, and annual account maintenance fees charged to customers. Our obligation is satisfied at the time we provide the service which is generally at the time of the transaction.

INVESTMENT BANKING FEES are earned for underwriting debt and equity securities, arranging syndicated loan transactions and performing other advisory services. Our obligation for these services is generally satisfied at closing of the transaction.

CARD FEES include credit and debit card interchange and network revenue and various card-related fees. Credit and debit card interchange and network revenue is earned on credit and debit card transactions conducted through payment networks such as Visa, MasterCard, and American Express. Our obligation is satisfied concurrently with the delivery of services on a daily basis. Other card fees represent late fees, cash advance fees, balance transfer fees, and annual fees.

Expenses
PERSONNEL EXPENSE Personnel expense included severance expense of $1.5 billion, $397 million, and $97 million for the years ended December 31, 2023, 2022 and 2021, respectively.

OPERATING LOSSES Operating losses consist of expenses related to:
•Legal actions such as litigation and regulatory matters. For additional information on legal actions, see Note 13 (Legal Actions);
•Customer remediation activities, which are associated with our efforts to identify areas or instances where customers may have experienced financial harm and provide remediation as appropriate. We have accrued for the probable and estimable costs related to our customer remediation activities, which amounts may change based on additional facts and information, as well as ongoing reviews and communications with our regulators; and
•Other business activities such as deposit overdraft losses, fraud losses, and isolated instances of customer redress.
Table 21.2 provides the components of our operating losses included in our consolidated statement of income.
Table 21.2: Operating Losses

	Year ended December 31,
($ in millions)	2023	2022	2021
Legal actions	$179	3,308	341
Customer remediation	207	2,691	536
Other	797	985	691
Total operating losses	$1,183	6,984	1,568
Operating losses may have significant variability given the inherent and unpredictable nature of legal actions and customer remediation activities. The timing and determination of the amount of any associated losses for these matters depends on a variety of factors, some of which are outside of our control.

RESTRUCTURING CHARGES The Company began pursuing various initiatives to reduce expenses and create a more efficient and streamlined organization in third quarter 2020. Substantially all of the restructuring charges were personnel expenses related to severance costs associated with headcount reductions with payments made over time in accordance with our severance plan as well as payments for other employee benefit costs such as incentive compensation.
Restructuring charges are recorded as a component of other noninterest expense on our consolidated statement of income. Changes in estimates represent adjustments to noninterest expense based on refinements to previously estimated amounts, which may reflect trends such as higher voluntary employee attrition as well as changes in business activities.
Table 21.3 provides details on our restructuring charges.
Table 21.3: Accruals for Restructuring Charges

	Year ended December 31,
(in millions)	2023	2022	2021
Balance, beginning of period	$166	565	1,214
Restructuring charges:
Current period restructuring charges	—	—	726
Changes in estimates	—	5	(650)
Total restructuring charges	—	5	76
Payments and utilization	(166)	(404)	(725)
Balance, end of period	$—	166	565

OTHER EXPENSES Regulatory Charges and Assessments expense, which is included in other noninterest expense, was $3.1 billion, $860 million, and $842 million in 2023, 2022 and 2021 respectively, and predominantly consisted of Federal Deposit Insurance Corporation (FDIC) deposit assessment expense.
In November 2023, the FDIC finalized a rule to recover losses to the FDIC deposit insurance fund as a result of bank failures in the first half of 2023. Under the rule, the FDIC will collect a special assessment based on a calculation using an insured depository institution’s (IDI) estimated amount of uninsured deposits. Upon the FDIC’s finalization of the rule, we expensed the entire estimated amount of our special assessment of $1.9 billion (pre-tax), which will be paid over eight quarters beginning in June 2024. The amount of our special assessment may change as the FDIC determines the actual losses to the deposit insurance fund and evaluates any amendments by IDIs to uninsured deposit amounts reported for December 31, 2022.